Right-of-Use Assets and Finance Lease Liabilities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Right-of-Use Assets and Finance Lease Liabilities [Abstract]
Amortization of right-of use assets	$ 716	$ 997
Interest expense on finance lease liabilities	453	$ 867
Right-of use assets	$ 26,844		$ 27,560
Weighted average remaining lease term	8 months 8 days
Weighted average incremental borrowing rate	5.08%
Annual Lease Payments [Abstract]
2026	$ 18,564
Total undiscounted lease payments	18,564
Less: Discount based on incremental borrowing rate	(590)
Present value of finance lease liabilities	17,974
Finance lease liabilities, current	17,974		2,032
Finance lease liabilities, non-current	$ 0		$ 16,938